UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Total operating revenues	$ 129,648	$ 151,498
Vessel operating expenses	(57,136)	(43,282)
Voyage, charterhire and commission expenses	(3,481)	(460)
Administrative expenses	(12,927)	(18,062)
Project development expenses	(4,338)	(36,950)
Depreciation and amortization	(26,256)	(25,027)
Impairment of long-lived assets	0	(5,021)
Total operating expenses	(104,138)	(128,802)
Realized and unrealized gain/(loss) on oil and gas derivative instruments	56,635	(87,754)
Other operating income	0	10,316
Total other operating income/(losses)	56,635	(77,438)
Operating income/(losses)	82,145	(54,742)
Realized and unrealized mark-to-market losses on our investment in listed equity securities	0	(62,308)
Other non-operating income, net	0	9,823
Total other non-operating losses	0	(52,485)
Interest income	18,582	23,318
Interest expense, net	0	(972)
Gains on derivative instruments, net	6,309	2,297
Other financial items, net	(2,694)	(1,375)
Net financial income	22,197	23,268
Income/(loss) before taxes and net income from equity method investments	104,342	(83,959)
Income taxes expense	(278)	(1,697)
Net losses from equity method investments	(2,339)	(296)
Net income/(loss) from continuing operations	101,725	(85,952)
Net income from discontinued operations	0	293
Net income/(loss)	101,725	(85,659)
Total net income attributable to non-controlling interests	(20,598)	(20,749)
Net income/(loss) attributable to stockholders of Golar LNG Limited	$ 81,127	$ (106,408)
Basic earnings/(loss) per share from continuing operations (in USD per share)	$ 0.78	$ (0.99)
Dilutive earnings/(loss) per share from continuing operations (in USD per share)	0.77	(0.99)
Basic (loss)/earnings per share from discontinued operations (in USD per share)	0	0.00
Diluted (loss)/earnings per share from discontinued operations (in USD per share)	$ 0	$ 0.00
Continuing operations
Total operating revenues	$ 129,648	$ 151,498
Vessel operating expenses	(57,136)	(43,282)
Voyage, charterhire and commission expenses	(3,481)	(460)
Administrative expenses	(12,927)
Depreciation and amortization	(26,256)	(25,027)
Other operating income		10,316
Realized and unrealized mark-to-market losses on our investment in listed equity securities	0	(62,308)
Net losses from equity method investments	(2,339)	(296)
Net income/(loss) from continuing operations	101,725	(85,952)
Liquefaction services revenue
Total operating revenues	112,488	116,594
Vessel management fees and other revenues
Total operating revenues	10,830	24,044
Time and voyage charter revenues
Total operating revenues	$ 6,330	$ 10,860